Related-Parties and Party-in-Interest Transactions (Details) - EBP 007 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 2,265,050
Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP Investment Number of Shares	1,005,149	1,123,115
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	$ 79,728,623	$ 64,436,901
EBP, Investment, Fair Value	62,037,784	50,259,390
Short-term funds [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	1,774,299	1,334,548
Common Collective Trusts [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	2,382,536,917	2,034,852,861
Stable Value Funds [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	$ 59,960,783	$ 70,881,598